Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 18 – Subsequent Events

The Company evaluated all events and transactions that occurred after March 31, 2024 up through May 14, 2024 the date the Company issued these unaudited condensed consolidated financial statements.

On April 8, 2024, the Company and MYUP Solution Sdn Bhd (the “Seller”), a company that is in the business of, among other things, technology services, entered into a Software Purchase Agreement (the “Agreement”), in which the Seller agreed to sell to the Company a certain software application in exchange for USD$495,500 worth of common stock, par value $0.00001 per share, of the Company, or 126,082 shares valued at USD$3.93 per share (the “TGL Shares”).

On May 5, 2024, the Company entered into a digital marketing agreement (“Marketing Agreement”) with TraDigital Marketing Group (the “Consultant”). Pursuant to the Marketing Agreement, the Consultant shall provide digital marketing service to the Company. In return, the Company shall compensate the Consultant with a cash consideration of $120,000 and issuance of 20,000 shares of the Company’s common stock upon signing of the Marketing Agreement.

Note 16 – Subsequent Events

The Company evaluated all events and transactions that occurred after June 30, 2023 up through September 28, 2023, the date the Company issued these consolidated financial statements.

From July to September 2023, the Company issued 2,416,226 shares of common stock upon conversion of $1,224,077 of convertible note payable and accrued interest from YA II PN3.